Note 12 - Real Estate Development Project and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Real Estate Development Project and New Markets Tax Credit Financing [Table Text Block]
Name of program	Amount	Continuing criteria	Potential recapture or forfeiture
Federal Historic Preservation Tax Incentives Program	$5,705	We may not dispose of the building or reduce our ownership interest below a specified level for five years following the date the building is placed in service.	The recapture amount is reduced 20% of the total amount claimed each year.
Department of Economic and Community Development Urban Act Grant and Environmental Remediation Grant	5,500
We must (i) maintain corporate headquarters in Connecticut through 2021, (ii) maintain a specified minimum average employment level for the years 2015 – 2018 and (iii) adhere to other administrative criteria.
			The full amount of the grant, plus 7.5%.
Connecticut Development Authority Sales and Use Tax Relief Program	1,000	We must (i) maintain corporate headquarters in Connecticut through 2021 and (ii) meet a specified minimum employment level as of March 31, 2015.	The full amount of benefit received from the program plus 7.5%.
Other contributions	5,423	None	None